Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Apr. 02, 2018	Mar. 30, 2018
Document And Entity Information
Entity Registrant Name	Focus Universal Inc.
Entity Central Index Key	0001590418
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 86,091,018
Entity Common Stock, Shares Outstanding		34,574,706
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017